Interim Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (72,953)	$ 88,635
Change in foreign currency translation adjustment	(966)	812
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) arising during the period	126	(286)
Net change (net of tax effect of $(48) and $—)	126	(286)
Change in unrealized gain (losses) on cash flow hedges:
Unrealized losses arising during the period	(671)	(3,345)
Less -reclassification adjustment for net gains realized and included in net income	697	438
Net change (net of tax effect of $(4) and $396)	26	(2,907)
Total other comprehensive loss	(814)	(2,381)
Comprehensive (loss) income	$ (73,767)	$ 86,254